Loss per share	12 Months Ended
Dec. 31, 2021
Loss per share [Abstract]
Loss per share
17. Loss per share

The basic loss per share is calculated by dividing the net loss attributable to shareholders by the weighted average number of shares in issue during the financial year as follows:

	Year ended December 31,
	2021	2020	2019
Loss attributable to shareholders (in $’000)	(9,202)	(446)	(310)
Weighted average number of shares in issue(1) (2)	43,683,296	28,359,368	28,000,000
Basic and diluted loss per share (in USD)	(0.211)	(0.016)	(0.011)

(1) Share data for the years ended December 31, 2020 and 2019, has been revised to give effect to the share consolidation as explained in note 13, “Share capital and reserves”.
(2) Ordinary and preferred shares as of December 31, 2020 have been treated as a single class for the purpose of calculating loss per share as they contractually shared equally in the profits and losses of the entity.

For the years ended December 31, 2021, 2020 and 2019, basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the Share Option Plan, as the effect of including those shares would be anti-dilutive.